UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($) vessel	Jun. 30, 2025 USD ($)
Loss related to pension and post-retirement benefit plans		$ 300	$ 2,800
Share of equity method investment’s comprehensive losses from continuing operations		0	900
Cumulative translation adjustments from accumulated other comprehensive loss to earnings		$ 900	$ 29
Deferred tax liability	$ 1,000
FLNG | LNG carrier
Number of carriers owned and operated | vessel		2
Income Statement Location [Axis]: us-gaap:GeneralAndAdministrativeExpense
Recognition settlement loss	$ 2,400